Subsequent Events	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Subsequent Events
Subsequent Events

10. Subsequent Events.

On November 12, 2021, (the “Closing Date”), DFP Healthcare Acquisitions Corp. (“DFP”) completed the business combination pursuant to that certain and Plan of Merger, dated June 28, 2021, by and among DFP, Orion Merger Sub I, Inc., a Delaware corporation and a direct, wholly owned subsidiary of DFP (“First Merger Sub”), Orion Merger Sub II, LLC, a Delaware limited liability company and a direct, wholly owned subsidiary of DFP (“Second Merger Sub”) and TOI Parent, Inc., a Delaware corporation (“Old TOI”) (as it may be amended and/or restated from time to time, the “Merger Agreement”). As contemplated by the Merger Agreement, immediately prior to the effective time of the First Merger (the “Effective Time”), (i) the First Merger Sub merged with and into Old TOI (the “First Merger”), with Old TOI being the surviving corporation and (ii) immediately following the First Merger, Old TOI merged with and into the Second Merger Sub (the “Second Merger”), with the Second Merger Sub being the surviving entity and a wholly owned subsidiary of DFP (the First Merger and Second Merger together, the “Business Combination”). Upon the closing of the Business Combination, DFP changed its name to “The Oncology Institute, Inc.” TOI continues the existing business operations of Old TOI as a publicly traded company.

Management has evaluated subsequent events and transactions that occurred after the balance sheet date up to the date the unaudited condensed consolidated financial statements were issued. Based upon this review, other than described here and the restatements described in Note 2 the Company did not identify any subsequent events that would have required adjustment or disclosure in the unaudited condensed consolidated financial statements.

Note 12 — Subsequent Events

On November 12, 2021, (the “Closing Date”), DFP Healthcare Acquisitions Corp. (“DFP”) completed the business combination pursuant to that certain and Plan of Merger, dated June 28, 2021, by and among DFP, Orion Merger Sub I, Inc., a Delaware corporation and a direct, wholly owned subsidiary of DFP (“First Merger Sub”), Orion Merger Sub II, LLC, a Delaware limited liability company and a direct, wholly owned subsidiary of DFP (“Second Merger Sub”) and TOI Parent, Inc., a Delaware corporation (“Old TOI”) (as it may be amended and/or restated from time to time, the “Merger Agreement”). As contemplated by the Merger Agreement, immediately prior to the effective time of the First Merger (the “Effective Time”), (i) the First Merger Sub merged with and into Old TOI (the “First Merger”), with Old TOI being the surviving corporation and (ii) immediately following the First Merger, Old TOI merged with and into the Second Merger Sub (the “Second Merger”), with the Second Merger Sub being the surviving entity and a wholly owned subsidiary of DFP (the First Merger and Second Merger together, the “Business Combination”). Upon the closing of the Business Combination, DFP changed its name to “The Oncology Institute, Inc.” TOI continues the existing business operations of Old TOI as a publicly traded company.

Management has evaluated subsequent events and transactions that occurred after the balance sheet date up through the date the financial statements were issued. Based upon this review, other than described here in and in Note 2 with respect to the restatements, the Company did not identify any subsequent events that would have required adjustment or disclosure in the financial statements.